AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 24, 2012.

No. 333-138490

No. 811-21977

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 344	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940
Amendment No. 345	☒

(Check appropriate box or boxes)

POWERSHARES EXCHANGE-TRADED FUND TRUST II

(Exact Name of Registrant as Specified in Charter)

301 West Roosevelt Road

Wheaton, IL 60187

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (800) 983-0903

Andrew Schlossberg	With a copy to:
301 West Roosevelt Road	Alan P. Goldberg
Wheaton, IL 60187	K&L Gates LLP
(Name and Address of Agent for Service)	70 W. Madison St.
Suite 3100
Chicago, IL 60602

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.

☒	on September 23, 2012 pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐	on [date] pursuant to paragraph (a) of Rule 485.

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐	on [date] pursuant to paragraph (a) of Rule 485.

EXPLANATORY NOTE

This Post-Effective Amendment No. 344 (the “Amendment”) to the Registration Statement on Form N-1A for PowerShares Exchange-Traded Fund Trust II (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating September 23, 2012 as the new effective date for Post-Effective Amendment No. 141 to the Trust’s Registration Statement, which was filed on March 30, 2010 pursuant to Rule 485(a) under the Securities Act. The effectiveness of the Registration Statement relating to this change was delayed pursuant to Post-Effective Amendment Nos. 149, 153, 158, 163, 168, 172, 177, 182, 187, 194, 201, 208, 214, 221, 226, 232, 240, 249, 257, 265, 270, 279, 288, 297, 305, 312, 319, 324, 329 and 339 to the Trust’s Registration Statement filed on May 28, 2010, June 25, 2010, July 23, 2010, August 20, 2010, September 17, 2010, October 15, 2010, November 12, 2010, December 10, 2010, January 7, 2011, February 4, 2011, March 4, 2011, April 1, 2011, April 29, 2011, May 27, 2011, June 24, 2011, July 21, 2011, August 19, 2011, September 15, 2011, October 14, 2011, November 10, 2011, November 18, 2011, December 16, 2011, January 13, 2012, February 10, 2012, March 9, 2012, April 6, 2012, May 4, 2012, June 1, 2012, June 29, 2012 and July 27, 2012, respectively.  This Amendment relates solely to PowerShares Aggregate Bond Portfolio, PowerShares 1-20 Laddered Treasury Portfolio, PowerShares 1-10 Laddered Treasury Portfolio and PowerShares 1-5 Laddered Treasury Portfolio, each a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 141 to the Trust’s Registration Statement and the information contained in Part C of Post-Effective Amendment No. 302 to the Trust’s Registration Statement, filed on February 28, 2012.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 24th day of August, 2012.

PowerShares Exchange-Traded Fund Trust II

By:	/s/ Andrew Schlossberg
Title: Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Andrew Schlossberg	President	August 24, 2012
Andrew Schlossberg

/s/ Sheri Morris	Treasurer	August 24, 2012
Sheri Morris

/s/ Anna Paglia	Secretary	August 24, 2012
Anna Paglia

*/s/ H. Bruce Bond	Trustee	August 24, 2012
H. Bruce Bond

*/s/ Ronn R. Bagge	Trustee	August 24, 2012
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	August 24, 2012
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	August 24, 2012
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	August 24, 2012
Marc M. Kole

*/s/ Philip M. Nussbaum	Trustee	August 24, 2012
Philip M. Nussbaum

*/s/ Donald H. Wilson	Chairman and Trustee	August 24, 2012
Donald H. Wilson

*By: /s/ Anna Paglia		August 24, 2012
Anna Paglia
Attorney-In-Fact

* Anna Paglia signs pursuant to powers of attorney filed herewith.